Shareholders' Equity - Additional Information (Detail) - MXN ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Aug. 29, 2022	Aug. 08, 2022	Apr. 20, 2022	Nov. 08, 2021	Jul. 19, 2021	Apr. 26, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Capital requirements							$ 239,356
Number of shares issued							63,381,000,000
Number of shares outstanding							63,325,000,000	64,689,740,633
Number of treasury shares held							56,000,000	1,721,520,016
Merger transaction description							any transaction representing 20% or more of the Company’s consolidated assets
Legal reserve							$ 358,440
Amount of Mexican withholding tax							10.00%
Issued capital [member] | Spin Off [Member]
Disclosure of classes of share capital [line items]
Reduction of issued capital		$ 1,572
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares authorized to be repurchased during the period value			$ 26,000,000
Legal reserve [member]
Disclosure of classes of share capital [line items]
Legal reserve as a percentage of capital stock							20.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Percentage of net profit to be allocated to legal reserve							5.00%
Capital Stock Class AA Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued							20,554,697,460
Capital Stock Class A Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued							488,283,894
Capital Stock Class L Limited Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued							42,338,018,646
Capital Stock Class Aa [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding							20,554,697,460	20,554,697,460
Dividends paid			$ 0.44			$ 0.4
Periodic payment of dividend	$ 0.44			$ 0.2	$ 0.2
Capital Stock Class Aa [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock							20.00%
Capital Stock Class Aa [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock							51.00%
Capital Stock Class A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding							488,283,894	502,404,175
Dividends paid			0.44			0.4
Periodic payment of dividend	0.44			0.2	0.2
Capital Stock Class A [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock							19.60%
Capital Stock Class A [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock							49.00%
Capital Stock Class L [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding							42,282,018,646	43,632,638,998
Capital Stock Class L [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity							56,000,000
Capital Stock Class L [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock							80.00%
Class L [member]
Disclosure of classes of share capital [line items]
Dividends paid			$ 0.44			$ 0.4
Periodic payment of dividend	$ 0.44			$ 0.2	$ 0.2
Periodic payable date of dividend			August 29, 2022			July 19 and November 08, 2021
Capital Stock Class A And L [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares repurchased during the period shares							1,364,740,633